Share-Based Compensation And Other Related Information	12 Months Ended
Dec. 31, 2022
Disclosure of share-based payment arrangements [Abstract]
Share-Based Compensation And Other Related Information
21. SHARE CAPITAL AND EMPLOYEE COMPENSATION PLANS

a.Stock options and compensation shares
For the year ended December 31, 2022, the total share-based compensation expense relating to stock options and compensation shares was $3.9 million (2021 - $5.1 million) and is presented as a component of general and administrative expense.
•Stock options
During the year ended December 31, 2022, the Company granted 191,649 (2021 – 53,115) stock options.
During the year ended December 31, 2022, the Company issued 79,542 (2021 – 65,780) common shares in connection with the exercise of stock options.
•Compensation shares
During the year ended December 31, 2022, the Company issued 14,745 (2021 - 9,646) common shares to the Board of Directors in lieu of Directors' fees of $0.3 million (2021 - $0.3 million).
The following table summarizes changes in stock options for the years ended December 31,:

	Stock Options Outstanding
	Shares	Weighted Average Exercise Price CAD$
As at December 31, 2020	317,417	$18.78
Granted	53,115	30.70
Exercised	(65,780)	11.77
Expired	(2,162)	41.62
Forfeited	(23,587)	32.27
As at December 31, 2021	279,003	$21.38
Granted	191,649	22.95
Exercised	(79,542)	15.12
Expired	(4,324)	41.62
Forfeited	(9,819)	31.32
As at December 31, 2022	376,967	$23.01
The following table summarizes information about the Company's stock options outstanding at December 31, 2022:

	Options Outstanding			Options Exercisable
Range of Exercise Prices CAD$	Number Outstanding as at December 31, 2022	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price CAD$	Number Outstanding as at December 31, 2022	Weighted Average Exercise Price CAD$
$17.53 - $23.03	290,657	5.6	$21.17	99,008	$17.72
$23.04 - $28.54	35,409	2.7	$25.35	35,409	$25.35
$28.55 - $34.04	43,993	5.9	$30.70	14,668	$30.70
$34.05 - $39.48	6,908	4.9	$39.48	6,908	$39.48
	376,967	5.3	$23.01	155,993	$21.64
The following assumptions were used in the Black-Scholes option pricing model in determining the fair value of options granted during the years ended December 31,:

	2022	2021
Expected life (years)	4.5	4.0
Expected volatility	44.3%	44.0%
Expected dividend yield	2.7%	2.4%
Risk-free interest rate	3.4%	1.9%
Weighted average exercise price (CAD$)	$22.95	$30.70
Weighted average fair value (CAD$)	$7.69	$9.39
b.PSUs
PSUs are notional share units that mirror the market value of the Company’s common shares. Each vested PSU entitles the participant to a cash payment equal to the value of an underlying share, less applicable taxes, at the end of the term, plus the cash equivalent of any dividends distributed by the Company during the three-year performance period. PSU grants will vest on the date that is three years from the date of grant subject to certain exceptions. Performance results at the end of the performance period relative to predetermined performance criteria and the application of the corresponding performance multiplier determine how many PSUs vest for each participant. The Board of Directors approved the issuance of 150,469 PSUs for 2022 with a share price of CAD $21.16 (2021 - 79,417 PSUs approved at a share price of CAD $32.72). The Company recorded a $nil and $1.9 million expense, respectively, in general and administrative expense for PSUs for the years ended December 31, 2022 and 2021.
The following table summarizes changes in PSUs for the years ended December 31, 2022 and 2021:

PSU	Number Outstanding	Fair Value
As at December 31, 2020	255,559	$8,870
Granted	79,417	2,049
Paid out	(117,328)	(4,539)
Change in value	—	(901)
As at December 31, 2021	217,648	$5,479
Granted	150,469	2,456
Paid out	(80,159)	(828)
Change in value	—	(2,319)
As at December 31, 2022	287,958	$4,788
c.RSUs
Under the Company’s RSU plan, selected employees are granted RSUs where each RSU has a value equivalent to one Pan American common share. At the time of settlement, the Board of Directors has the discretion to settle the RSUs with cash or common shares. The RSUs vest in three installments, the first 33.3% vest on the first anniversary date of the grant, the second 33.3% vest on the second anniversary date of the grant, and a further 33.3% vest on the third anniversary date of the grant. Additionally, RSU value is adjusted to reflect dividends paid on common shares over the vesting period.
The Company recorded a $1.5 million and $1.8 million expense, respectively, in general and administrative expense for RSUs for the years ended December 31, 2022 and 2021.
The following table summarizes changes in RSUs for the years ended December 31, 2022 and 2021:

RSU	Number Outstanding	Fair Value
As at December 31, 2020	396,572	$13,730
Granted	240,366	5,818
Paid out	(197,320)	(4,829)
Forfeited	(13,218)	(329)
Change in value	—	(3,699)
As at December 31, 2021	426,400	$10,691
Granted	341,060	5,567
Paid out	(198,344)	(3,402)
Forfeited	(17,324)	(283)
Change in value	—	(3,453)
As at December 31, 2022	551,792	$9,120
d.Authorized share capital
The Company is authorized to issue 400,000,000 common shares without par value.
e.Dividends
The Company declared the following dividends for the years ended December 31, 2022 and 2021:

Declaration date	Record date	Dividend per common share
February 22, 2023 (1)	March 6, 2023	$0.10
November 9, 2022	November 21, 2022	$0.10
August 10, 2022	August 22, 2022	$0.11
May 11, 2022	May 24, 2022	$0.12
February 23, 2022	March 7, 2022	$0.12
November 9, 2021	November 22, 2021	$0.10
August 10, 2021	August 23, 2021	$0.10
May 12, 2021	May 25, 2021	$0.07
February 17, 2021	March 1, 2021	$0.07
(1)These dividends were declared subsequent to the year end and have not been recognized as distributions to owners during the period presented.
f.CVRs
As part of the acquisition of Tahoe Resources Inc ("Tahoe"), on February 22, 2019, the Company issued 313,887,490 Contingent Value Rights ("CVRs"), with a term of 10 years, which were convertible into 15,600,208 common shares upon the first commercial shipment of concentrate following the restart of operations at the Escobal mine. As of December 31, 2022 and 2021, there were 313,883,990 CVRs outstanding which are convertible into 15,600,034 common shares